Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Using the Straight-Line Method (Details)	Dec. 31, 2024
Leasehold improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Using the Straight-Line Method (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	life of lease
Furniture and fixture [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Minimum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years 3 months 18 days
Maximum [Member] | Machinery and Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives Using the Straight-Line Method (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years